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Prospectus Supplement*
October 30, 1996
Retirement Annuity Mutual Funds
- IDS Life Investment Series, Inc.
S-6466 M (10/96)

The following information replaces the average annual total returns and the cumulative total returns for International Equity Fund and the Morgan Stanley Capital International World Index on page 15p:

Average annual total returns
as of Aug. 31, 1996

                                 1 year         Since inception
Purchase Made                       ago           Jan. 13, 1992

International Equity Fund        +9.64%              +9.02%

Morgan Stanley Capital
International World Index        +1.17%              +8.16%

Cumulative total returns
as of Aug. 31, 1996

                                 1 year         Since inception
Purchase Made                       ago           Jan. 13, 1992

International Equity Fund        +9.64%             +49.29%

Morgan Stanley Capital
International World Index        +1.17%             +43.91%























*Valid until next prospectus update
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